Shareholder Report, Holdings (Details) - C000255294 [Member]	Jul. 31, 2025
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%